UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01735

FPA New Income, Inc.
(Exact name of registrant as specified in charter)

11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA		90025
(Address of principal executive offices)		(Zip code)

Copy to:

J. RICHARD ATWOOD, PRESIDENT		MARK D. PERLOW, ESQ.
FPA New Income, Inc.		DECHERT LLP
11601 WILSHIRE BLVD., STE 1200		ONE BUSH STREET STE. 1600
LOS ANGELES, CALIFORNIA 90025		SAN FRANCISCO, CA 94104
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2015

ITEM 1. Schedule of Investments.

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS

December 31, 2015

(Unaudited)

	Principal Amount	Fair Value

BONDS & DEBENTURES

Commercial Mortgage-Backed Securities — 17.6%
Agency — 0.3%
Government National Mortgage Association
2013-55 A — 1.317% 5/16/2034	$915,887	$908,086
2012-2 A — 1.862% 6/16/2031	4,688,157	4,704,673
2011-49 A — 2.45% 7/16/2038	2,349,433	2,355,924
2010-155 B — 2.525% 6/16/2039	2,825,000	2,856,994
2011-143 AB — 3.86% 3/16/2033@	6,717,965	6,738,454
2006-63 B — 5.005% 3/16/2038@	119,177	120,173
2010-148 AC — 7.00% 12/16/2050@	201,228	217,947
		$17,902,251
Agency Stripped — 11.9%
Government National Mortgage Association
2004-10 — 0.00% 1/16/2044@	$13,097,564	$131
2010-18 — 0.00% 1/16/2050@	22,569,538	293,178
2010-49 — 0.00% 2/16/2050@	20,720,374	277,446
2011-64 IX — 0.008% 10/16/2044@	22,207,876	1,063,313
2011-6 — 0.009% 10/16/2052@	133,538,506	2,198,044
2010-63 — 0.023% 5/16/2050@	24,660,196	320,829
2002-56 — 0.043% 6/16/2042@	51,584	73
2009-119 — 0.065% 12/16/2049@	46,279,640	667,815
2011-16 — 0.07% 9/16/2046@	51,469,025	1,568,261
2011-10 — 0.084% 12/16/2045@	52,724,210	885,767
2009-86 — 0.207% 10/16/2049@	36,433,515	711,182
2010-28 — 0.244% 3/16/2050@	31,436,682	853,506
2008-8 — 0.251% 11/16/2047@	19,278,069	279,532
2010-148 IX — 0.296% 10/16/2052@	34,697,267	859,104
2009-60 — 0.339% 6/16/2049@	15,910,881	332,697
2007-77 — 0.346% 11/16/2047@	29,531,748	1,039,813
2009-71 — 0.389% 7/16/2049@	5,606,533	120,204
2008-24 — 0.407% 11/16/2047@	5,402,244	104,695
2010-161 IA — 0.407% 12/16/2050@	173,302,948	3,344,747
2014-88 IE — 0.411% 3/16/2055@	148,864,444	7,272,490
2013-7 — 0.481% 5/16/2053@	298,594,174	13,150,834
2009-49 — 0.495% 6/16/2049@	17,657,426	469,158
2011-164 — 0.501% 4/16/2046@	93,790,798	3,828,540
2013-72 — 0.505% 11/16/2047@	488,389,742	24,105,599
2009-105 — 0.527% 11/16/2049@	16,445,462	505,698
2012-35 — 0.528% 11/16/2052@	91,286,565	3,269,164
2012-9 — 0.543% 11/16/2052@	120,234,003	6,758,353
2013-35 — 0.565% 1/16/2053@	323,777,507	15,613,587
2005-9 — 0.572% 1/16/2045@	3,634,278	83,043
2012-125 — 0.573% 2/16/2053@	92,705,830	4,142,273
2013-29 — 0.579% 5/16/2053@	105,799,033	5,122,271
2011-78 IX — 0.598% 8/16/2046@	83,306,994	3,167,332
2008-45 — 0.602% 2/16/2048@	10,277,147	304,717
2012-45 — 0.621% 4/16/2053@	26,268,026	1,271,914
2015-104 IO — 0.653% 5/16/2055@	176,444,556	10,765,323
2011-92 IX — 0.662% 11/16/2044@	15,381,359	803,061

See notes to financial statements.

	Principal Amount	Fair Value
2012-44 — 0.688% 3/16/2049@	$109,296,363	$4,050,392
2004-43 — 0.707% 6/16/2044@	25,803,889	676,062
2010-123 — 0.72% 9/16/2050@	40,178,922	1,380,548
2008-48 — 0.737% 4/16/2048@	12,531,284	472,304
2014-120 — 0.762% 4/16/2056@	68,308,805	3,979,828
2011-120 — 0.785% 12/16/2043@	60,575,534	4,064,618
2012-95 — 0.787% 2/16/2053@	131,960,093	7,742,679
2012-131 — 0.803% 2/16/2053@	99,815,767	6,625,441
2006-55 — 0.805% 8/16/2046@	17,509,600	672,018
2014-157 — 0.811% 5/16/2055@	206,127,835	13,411,110
2012-150 — 0.827% 11/16/2052@	88,010,351	5,571,231
2008-92 — 0.833% 10/16/2048@	23,516,826	932,442
2011-149 — 0.854% 10/16/2046@	9,773,647	1,674,226
2011-165 — 0.854% 10/16/2051@	194,641,628	7,353,561
2009-30 — 0.856% 3/16/2049@	9,084,116	344,924
2012-58 — 0.862% 2/16/2053@	261,570,942	15,074,333
2012-25 — 0.864% 8/16/2052@	161,592,547	7,455,040
2014-138 — 0.869% 4/16/2056@	34,274,553	2,359,923
2009-4 — 0.876% 1/16/2049@	18,927,409	821,639
2013-80 — 0.88% 3/16/2052@	61,611,636	4,299,944
2013-125 — 0.882% 10/16/2054@	25,303,419	1,278,111
2012-79 — 0.889% 3/16/2053@	165,935,402	9,529,670
2014-77 — 0.895% 12/16/2047@	90,699,423	5,889,395
2011-143 — 0.903% 4/16/2053@	67,726,914	6,240,358
2012-85 — 0.908% 9/16/2052@	176,377,079	10,900,051
2014-135 — 0.913% 1/16/2056@	369,639,187	25,335,070
2013-1 — 0.916% 2/16/2054@	135,298,543	9,315,454
2012-114 — 0.929% 1/16/2053@	59,032,725	4,236,495
2014-164 — 0.93% 1/16/2056@	366,482,376	24,773,549
2012-33 — 0.936% 6/16/2052@	250,968,560	10,173,211
2013-13 — 0.947% 7/16/2047@	104,091,799	6,275,195
2015-7 — 0.96% 1/16/2057@	23,120,278	1,831,431
2013-30 — 0.961% 9/16/2053@	218,784,834	13,881,154
2011-147 — 0.972% 10/16/2044@	73,687,319	3,146,721
2013-61 — 0.974% 5/16/2053@	146,369,253	9,337,070
2015-128 IO — 0.978% 12/16/2056@	223,797,415	17,404,367
2015-160 — 0.981% 1/16/2056@	281,572,120	22,097,273
2014-110 — 0.986% 1/16/2057@	117,768,963	9,871,288
2015-19 — 0.991% 1/16/2057@	171,879,126	14,145,102
2015-130 — 0.991% 7/16/2057@	86,591,034	6,263,831
2015-150 — 1.005% 9/16/2057@	277,856,699	24,560,393
2014-175 — 1.009% 4/16/2056@	307,125,585	23,944,340
2015-47 — 1.012% 10/16/2056@	251,595,541	20,982,917
2015-169 — 1.012% 7/16/2057@	258,425,617	22,630,254
2015-101 — 1.014% 3/16/2052@	230,007,254	17,679,554
2014-153 — 1.015% 4/16/2056@	300,423,687	24,070,246
2014-187 — 1.017% 5/16/2056@	258,218,268	20,515,855
2013-45 — 1.026% 12/16/2053@	116,588,909	6,479,172
2012-4 — 1.041% 5/16/2052@	207,076,224	9,005,662
2015-114 — 1.046% 3/15/2057@	195,447,734	15,409,803
2015-41 — 1.052% 9/16/2056@	99,608,925	8,059,727
2014-28 — 1.057% 10/16/2054@	92,877,993	7,087,241

See notes to financial statements.

	Principal Amount	Fair Value
2008-78 — 1.115% 7/16/2048@	$2,252,000	$124,828
2015-108 — 1.143% 10/16/2056@	67,892,388	5,871,646
2014-49 — 1.318% 8/16/2054@	159,521,441	13,017,508
2004-108 — 1.361% 12/16/2044@	5,065,815	262,359
2006-30 — 2.087% 5/16/2046@	1,851,776	150,809
		$636,293,067
Non-Agency — 5.4%
A10 Term Asset Financing LLC 2013-2 A — 2.62% 11/15/2027**	$7,366,762	$7,367,110
Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17 2007-PW17 A1A — 5.65% 6/11/2050@	16,636,434	17,326,861
COMM Mortgage Trust
2012-9W57 A — 2.365% 2/10/2029**	53,551,000	53,880,371
2001-J2A C — 6.586% 7/16/2034**	3,028,397	3,113,956
2001-J2A D — 6.702% 7/16/2034**@	6,426,000	6,625,633
Credit Suisse Commercial Mortgage Trust Series 2006-C5 A3 — 5.311% 12/15/2039	31,125,636	31,475,146
Del Coronado Trust 2013-DEL MZ 2013-HDMZ M — 5.331% 3/15/2018**@	9,488,000	9,471,303
JP Morgan Chase Commercial Mortgage Securities Trust T 2013-WT A — 2.804% 2/16/2025**	17,642,554	17,813,632
Monty Parent Issuer 1 LLC 2013-LTR1 B — 4.25% 11/20/2028**	2,454,011	2,454,597
Morgan Stanley Capital I Trust 2006-TOP23 2006-T23 A4 — 5.847% 8/12/2041@	18,052,518	18,184,274
Ores NPL LLC 2014-LV3 B — 6.00% 3/27/2024**	49,969,000	49,977,695
Rialto Capital Management LLC
2014-LT5 B — 5.00% 5/15/2024**††	7,412,000	7,374,940
2015-LT7 B — 5.071% 12/25/2032**††	17,716,000	17,450,260
2014-LT6 B — 5.486% 9/15/2024**	10,040,000	10,038,100
VFC LLC 2014-2 B — 5.50% 7/20/2030**	6,185,000	6,187,468
Wachovia Bank Commercial Mortgage Trust Series 2007-C34 A3 — 5.678% 5/15/2046	29,981,040	31,117,049
		$289,858,395

TOTAL COMMERICAL MORTGAGE-BACKED SECURITIES (Cost $1,124,064,817)		$944,053,713

Residential Mortgage-Backed Securities — 15.4%
Agency Collateralized Mortgage Obligation — 4.9%
Banc of America Large Loan Ball 2009 FDG C — 7.524% 1/25/2042**@	$22,008,000	$22,844,594
Federal Home Loan Mortgage Corporation
2634 PA — 3.00% 2/15/2023	5,793	5,803
3829 CD — 3.00% 8/15/2024	343,807	344,832
2809 UC — 4.00% 6/15/2019	340,567	350,580
2990 TD — 4.00% 5/15/2035	45,028	46,223
3992 H — 4.00% 6/15/2036	70,200	70,791
3986 P — 4.00% 3/15/2039	165,113	167,256
3578 AM — 4.50% 9/15/2016	185,422	185,922
2614 BY — 4.50% 5/15/2018	779,414	803,380
2645 BY — 4.50% 7/15/2018	170,160	175,123
2649 AN — 4.50% 7/15/2018	1,579,361	1,628,630
2656 PE — 4.50% 7/15/2018	344,464	355,361
2930 KT — 4.50% 2/15/2020	910,164	943,614
2995 JK — 4.50% 6/15/2020	1,136,513	1,173,476
3271 TB — 4.50% 2/15/2022	3,249,226	3,366,277

See notes to financial statements.

	Principal Amount	Fair Value
3969 MP — 4.50% 4/15/2039	$61,386	$62,745
2509 CB — 5.00% 10/15/2017	838,472	859,115
2568 XD — 5.00% 2/15/2018	240,626	247,936
3852 HA — 5.00% 12/15/2021	4,625,658	4,854,305
2494 CF — 5.50% 9/15/2017	806,603	829,019
2503 B — 5.50% 9/15/2017	775,110	795,992
3808 BQ — 5.50% 8/15/2025	4,669,433	4,866,109
3806 JB — 5.50% 2/15/2026	2,909,536	3,157,137
3855 HQ — 5.50% 2/15/2026	2,666,006	2,808,477
2453 BD — 6.00% 5/15/2017	224,269	229,574
Federal National Mortgage Association
2012-117 DA — 1.50% 12/25/2039	6,263,218	6,099,329
2013-30 CA — 1.50% 4/25/2043	20,904,340	18,974,236
2014-80 GD — 2.00% 2/25/2042	40,716,257	40,275,597
2013-66 JA — 2.25% 7/25/2043	61,608,667	60,460,528
2010-83 AH — 2.50% 11/25/2018	948,213	960,024
2011-125 GE — 2.50% 12/25/2041	38,762,031	38,026,882
2010-32 CL — 3.75% 8/25/2018	398,411	408,036
2003-128 NG — 4.00% 1/25/2019	210,862	216,918
2004-7 JK — 4.00% 2/25/2019	1,776,924	1,827,150
2008-18 MD — 4.00% 3/25/2019	442,702	454,728
2004-76 CL — 4.00% 10/25/2019	471,193	482,928
2009-31 A — 4.00% 2/25/2024	206,273	210,764
2009-76 MA — 4.00% 9/25/2024	485,077	494,993
2011-113 NE — 4.00% 3/25/2040	4,117,965	4,231,817
2012-95 AB — 4.00% 11/25/2040	3,944,467	3,990,498
2009-70 NU — 4.25% 8/25/2019	2,659,542	2,734,462
2003-30 HW — 4.50% 4/25/2018	334,087	343,238
2008-40 KA — 4.50% 10/25/2018	468,304	475,495
2008-18 NB — 4.50% 5/25/2020	1,031,278	1,060,622
2008-55 JL — 4.50% 7/25/2023	3,831,037	4,006,056
2008-59 KB — 4.50% 7/25/2023	2,262,342	2,336,645
2008-65 CD — 4.50% 8/25/2023	586,836	611,240
2011-7 PA — 4.50% 10/25/2039	227,230	231,321
2012-40 GC — 4.50% 12/25/2040	3,896,204	3,966,356
2012-67 PB — 4.50% 12/25/2040	5,098,397	5,210,460
2002-74 PE — 5.00% 11/25/2017	291,202	298,729
2003-24 PD — 5.00% 4/25/2018	1,172,309	1,209,132
2003-46 BG — 5.00% 6/25/2018	1,049,499	1,084,226
2008-77 DA — 5.00% 4/25/2023	469,280	472,682
2004-60 LB — 5.00% 4/25/2034	5,260,016	5,606,651
2011-19 WB — 5.50% 10/25/2018	3,013,365	3,134,081
2009-116 A — 5.50% 4/25/2024	1,148,474	1,162,921
2002-9 PC — 6.00% 3/25/2017	550,945	561,529
		$262,792,545
Agency Pool Adjustable Rate — 0.0%
Federal National Mortgage Association 865963 — 2.305% 3/1/2036@	$1,875,237	$1,974,175

Agency Pool Fixed Rate — 5.1%
Federal Home Loan Mortgage Corporation
B15139 — 4.50% 6/1/2019	$537,865	$560,890
P60959 — 4.50% 9/1/2020	1,333,151	1,383,877

See notes to financial statements.

	Principal Amount	Fair Value
G14030 — 4.50% 12/1/2020	$506,917	$533,439
G15169 — 4.50% 9/1/2026	9,828,118	10,281,837
G15272 — 4.50% 9/1/2026	11,547,798	12,105,011
G18056 — 5.00% 6/1/2020	722,198	761,707
G13812 — 5.00% 12/1/2020	3,353,972	3,465,391
G15036 — 5.00% 6/1/2024	12,582,679	13,155,902
G13667 — 5.00% 8/1/2024	369,526	393,376
G15435 — 5.00% 11/1/2024	19,365,205	20,382,017
G15173 — 5.00% 6/1/2026	8,973,208	9,416,309
G15407 — 5.00% 6/1/2026	9,337,174	9,974,203
G12400 — 5.50% 11/1/2016	38,852	39,358
G12730 — 5.50% 7/1/2017	8,651	8,877
G12829 — 5.50% 10/1/2017	9,101	9,383
G14187 — 5.50% 12/1/2020	6,544,919	6,882,506
J01270 — 5.50% 2/1/2021	133,582	143,177
G14035 — 5.50% 12/1/2021	526,985	561,013
G15230 — 5.50% 12/1/2024	14,454,598	15,342,353
G15458 — 5.50% 12/1/2024	1,954,271	2,088,951
G14460 — 6.00% 1/1/2024	763,317	823,704
G12139 — 6.50% 9/1/2019	235,166	240,721
P50543 — 6.50% 4/1/2037	73,353	79,831
Federal National Mortgage Association
254906 — 4.50% 10/1/2018	390,744	405,254
255547 — 4.50% 1/1/2020	124,719	130,855
MA0323 — 4.50% 2/1/2020	450,056	465,946
MA0358 — 4.50% 3/1/2020	262,994	272,279
MA0419 — 4.50% 5/1/2020	440,472	456,023
AL6725 — 4.50% 9/1/2020	5,815,170	6,068,513
735920 — 4.50% 10/1/2020	110,660	116,405
995158 — 4.50% 12/1/2020	192,263	202,498
889531 — 4.50% 5/1/2022	65,514	68,960
AL6212 — 4.50% 1/1/2027	13,730,111	14,340,034
AE0126 — 5.00% 6/1/2020	11,939,148	12,387,582
310097 — 5.00% 10/1/2020	1,089,311	1,126,148
AE0792 — 5.00% 12/1/2020	2,859,465	2,967,810
AE0314 — 5.00% 8/1/2021	20,578,244	21,445,761
AL5764 — 5.00% 9/1/2025	10,916,786	11,448,913
AL6798 — 5.00% 9/1/2025	17,773,325	18,539,464
AL4056 — 5.00% 6/1/2026	12,527,831	13,190,821
257100 — 5.50% 1/1/2018	305,551	319,047
745500 — 5.50% 12/1/2018	1,960,408	2,023,995
745119 — 5.50% 12/1/2019	3,928,983	4,134,629
995284 — 5.50% 3/1/2020	1,950,553	1,994,363
745190 — 5.50% 6/1/2020	326,433	337,971
889318 — 5.50% 7/1/2020	3,221,174	3,347,348
745749 — 5.50% 3/1/2021	346,493	368,618
AL5867 — 5.50% 8/1/2023	2,573,694	2,700,571
AE0237 — 5.50% 11/1/2023	2,816,343	2,926,659
AL5812 — 5.50% 5/1/2025	10,102,438	10,610,973
AL0471 — 5.50% 7/1/2025	341,329	367,530
AL4433 — 5.50% 9/1/2025	3,060,389	3,267,400
AL4901 — 5.50% 9/1/2025	4,825,930	5,105,836

See notes to financial statements.

	Principal Amount	Fair Value
735439 — 6.00% 9/1/2019	$493,183	$512,776
745238 — 6.00% 12/1/2020	1,392,283	1,456,334
745832 — 6.00% 4/1/2021@	7,106,383	7,439,175
AD0951 — 6.00% 12/1/2021	2,946,910	3,115,237
AL0294 — 6.00% 10/1/2022	185,152	199,677
890225 — 6.00% 5/1/2023	2,247,277	2,390,406
890403 — 6.00% 5/1/2023	2,840,875	2,975,780
725951 — 7.50% 8/1/2017	13,102	13,488
Government National Mortgage Association 782281 — 6.00% 3/15/2023	2,078,126	2,258,083
		$270,132,995
Agency Stripped — 1.1%
Federal Home Loan Mortgage Corporation
217 PO — 0.00% 1/1/2032@@@	$331,005	$301,096
4138 AI — 2.50% 11/15/2022	4,072,551	240,902
3935 LI — 3.00% 10/15/2021	4,049,753	238,669
3948 AI — 3.00% 10/15/2021	5,124,560	294,867
3956 KI — 3.00% 11/15/2021	11,400,797	732,020
3968 AI — 3.00% 12/15/2021	4,314,255	273,632
3992 OI — 3.00% 1/15/2022	3,274,723	213,793
3994 AI — 3.00% 2/15/2022	8,234,016	525,042
3994 EI — 3.00% 2/15/2022	7,849,542	505,207
3998 KI — 3.00% 11/15/2026	15,053,029	1,463,206
4100 EI — 3.00% 8/15/2027	73,039,901	7,797,440
3706 AI — 3.50% 7/15/2020	3,664,436	90,790
3722 AI — 3.50% 9/15/2020	6,484,090	390,887
3735 AI — 3.50% 10/15/2020	3,186,554	190,111
3874 DI — 3.50% 10/15/2020	4,866,959	187,893
3893 DI — 3.50% 10/15/2020	3,566,506	131,089
3753 CI — 3.50% 11/15/2020	1,540,594	93,332
3755 AI — 3.50% 11/15/2020	6,017,804	371,305
3760 KI — 3.50% 11/15/2020	4,715,031	287,438
3784 BI — 3.50% 1/15/2021	4,221,027	264,646
3874 BI — 3.50% 6/15/2021	3,569,236	236,567
3893 BI — 3.50% 7/15/2021	3,097,568	208,266
3909 KI — 3.50% 7/15/2021	2,571,671	176,767
3938 IO — 3.50% 10/15/2021	17,842,482	1,227,279
3778 GI — 3.50% 6/15/2024	3,345,418	179,389
3854 GI — 3.50% 11/15/2024	1,882,779	60,679
3852 YI — 3.50% 3/15/2025	7,175,636	356,113
3763 NI — 3.50% 5/15/2025	3,087,890	262,191
3904 QI — 3.50% 5/15/2025	3,220,300	206,098
3909 UI — 3.50% 8/15/2025	4,732,201	280,920
3904 NI — 3.50% 8/15/2026	7,705,371	847,151
3930 AI — 3.50% 9/15/2026	9,997,744	1,136,605
4018 AI — 3.50% 3/15/2027	16,823,696	1,818,687
4479 NI — 4.50% 11/15/2019	3,343,770	152,148
3684 CI — 4.50% 8/15/2024	14,780,295	1,066,947
3609 LI — 4.50% 12/15/2024	5,644,878	300,005
3917 AI — 4.50% 7/15/2026	25,608,152	2,971,831
3636 IO — 5.00% 11/15/2018	10,827,034	445,679
217 IO — 6.50% 1/1/2032	318,723	74,777

See notes to financial statements.

	Principal Amount	Fair Value
Federal National Mortgage Association
2011-88 BI — 3.00% 11/25/2020	$2,155,942	$72,489
2011-141 EI — 3.00% 7/25/2021	10,461,960	517,380
2012-8 TI — 3.00% 10/25/2021	5,194,721	318,591
2011-113 GI — 3.00% 11/25/2021	4,992,944	306,279
2011-129 AI — 3.00% 12/25/2021	6,876,171	435,855
2012-8 UI — 3.00% 12/25/2021	16,738,467	1,042,612
2011-137 AI — 3.00% 1/25/2022	9,375,362	593,568
2011-138 IG — 3.00% 1/25/2022	11,203,884	724,753
2011-145 IO — 3.00% 1/25/2022	14,050,289	882,069
2012-78 AI — 3.00% 2/25/2022	7,985,338	413,881
2012-23 IA — 3.00% 3/25/2022	6,518,510	423,261
2012-32 AI — 3.00% 4/25/2022	10,693,895	705,404
2012-53 CI — 3.00% 5/25/2022	16,651,265	1,110,168
2012-147 AI — 3.00% 10/25/2027	27,334,600	2,910,454
2012-145 DI — 3.00% 1/25/2028	15,064,216	1,655,821
2012-149 CI — 3.00% 1/25/2028	40,316,951	4,370,370
2010-128 LI — 3.50% 11/25/2020	7,584,455	455,846
2011-75 BI — 3.50% 11/25/2020	3,483,388	128,018
2011-78 IA — 3.50% 11/25/2020	9,270,551	338,809
2010-145 BI — 3.50% 12/25/2020	3,899,754	241,521
2011-61 BI — 3.50% 7/25/2021	3,545,985	239,125
2011-66 QI — 3.50% 7/25/2021	5,944,624	404,453
2011-104 CI — 3.50% 10/25/2021	10,326,624	711,535
2011-104 DI — 3.50% 10/25/2021	17,434,604	1,139,826
2011-110 AI — 3.50% 11/25/2021	7,290,533	492,580
2011-118 IC — 3.50% 11/25/2021	20,088,662	1,403,225
2011-125 DI — 3.50% 12/25/2021	13,853,350	990,495
2011-143 MI — 3.50% 1/25/2022	5,439,850	341,762
2012-2 MI — 3.50% 2/25/2022	8,416,418	610,339
2010-137 BI — 3.50% 2/25/2024	2,530,107	86,695
2010-135 DI — 3.50% 4/25/2024	5,711,289	236,551
2011-75 AI — 3.50% 1/25/2025	11,624,600	578,093
2011-66 BI — 3.50% 3/25/2025	1,254,780	50,828
2011-80 KI — 3.50% 4/25/2025	5,871,322	324,978
2011-67 CI — 3.50% 8/25/2025	3,196,265	221,470
2011-22 IC — 3.50% 12/25/2025	6,384,586	567,878
2011-101 EI — 3.50% 10/25/2026	15,515,872	1,723,030
2011-69 TI — 4.00% 5/25/2020	3,127,628	126,797
2010-89 LI — 4.00% 8/25/2020	5,667,382	336,980
2010-104 CI — 4.00% 9/25/2020	2,508,620	155,649
2011-67 EI — 4.00% 7/25/2021	6,239,481	361,773
2010-110 IH — 4.50% 10/25/2018	5,960,914	275,814
2009-70 IN — 4.50% 8/25/2019	7,963,913	335,524
2008-15 JI — 4.50% 6/25/2022	456,598	4,964
2010-114 CI — 5.00% 4/25/2018	6,785,034	280,100
2010-30 IO — 5.00% 8/25/2018	3,000,382	142,787
2010-25 NI — 5.00% 3/25/2025	994,883	60,066
2003 64 XI — 5.00% 7/25/2033	904,147	169,395
Government National Mortgage Association 2011-49 IX — 1.161% 4/16/2045@	51,487,502	1,664,076
		$58,285,401

See notes to financial statements.

	Principal Amount	Fair Value
Non-Agency Collateralized Mortgage Obligation — 4.3%
BCAP LLC Trust 2010-RR8 2A6 — 2.176% 11/26/2036**@	$7,160,000	$7,130,681
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-5 2A3 — 5.00% 8/25/2020	97,303	98,490
Citigroup Mortgage Loan Trust 2014-A A — 4.00% 1/25/2035**@	19,991,953	20,505,724
RiverView HECM Trust 2007-1 A — 0.84% 5/25/2047**@	30,798,994	26,294,949
Sequoia Mortgage Trust 2012-1 1A1 — 2.865% 1/25/2042@	4,105,442	4,083,292
Towd Point Mortgage Trust
2015-1 AES — 3.00% 10/25/2053**	39,627,565	39,692,927
2015-4 A1 — 3.50% 4/25/2055**@	33,223,474	33,659,260
Towd Point Mortgage Trust 2015-1
2015-2 1A1 — 3.25% 11/25/2060**@	51,110,624	51,545,402
2015-2 2A1 — 3.75% 11/25/2057**@	44,591,388	45,636,213
		$228,646,938

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $849,437,214)		$821,832,054

Asset-Backed Securities — 45.7%
Auto — 26.0%
Ally Auto Receivables Trust 2015-1 A3 — 1.39% 9/16/2019	$25,000,000	$24,935,370
AmeriCredit Automobile Receivables Trust
2014-3 A2A — 0.64% 4/9/2018	15,410,179	15,387,560
2015-2 A2A — 0.83% 9/10/2018	37,768,412	37,711,306
2014-2 A3 — 0.94% 2/8/2019	9,049,000	9,015,623
2012-4 B — 1.31% 11/8/2017	858,169	858,186
2013-3 B — 1.58% 9/10/2018	5,024,000	5,026,284
2014-2 B — 1.60% 7/8/2019	1,485,000	1,479,428
2013-4 B — 1.66% 9/10/2018	11,927,000	11,938,126
2014-1 B — 1.68% 7/8/2019	1,468,000	1,467,710
2012-5 C — 1.69% 11/8/2018	14,140,000	14,148,082
2015-2 B — 1.82% 7/8/2020	6,678,000	6,653,917
2014-3 B — 1.92% 11/8/2019	13,383,000	13,372,758
2012-4 C — 1.93% 8/8/2018	3,770,700	3,772,610
2015-3 B — 2.08% 9/8/2020	19,000,000	19,025,496
2015-4 B — 2.11% 1/8/2021	28,000,000	27,830,135
2013-5 C — 2.29% 11/8/2019	2,312,000	2,317,515
2013-3 C — 2.38% 6/10/2019	986,000	991,962
2012-3 C — 2.42% 5/8/2018	1,330,035	1,334,005
2015-1 C — 2.51% 1/8/2021	1,727,000	1,712,772
2012-2 C — 2.64% 10/10/2017	2,536,134	2,542,046
2012-1 C — 2.67% 1/8/2018	673,520	674,274
2012-3 D — 3.03% 7/9/2018	26,860,000	27,181,976
2012-2 D — 3.38% 4/9/2018	9,855,000	9,942,429
2012-1 D — 4.72% 3/8/2018	10,451,000	10,564,630
ARI Fleet Lease Trust 2015-A A2 — 1.11% 11/15/2018**	20,031,000	19,920,573
California Republic Auto Receivables Trust 2013-2 A2 — 1.23% 3/15/2019	7,457,231	7,455,304
Capital Auto Receivables Asset Trust
2013-1 A3 — 0.79% 6/20/2017	229,024	229,015
2014-2 A3 — 1.26% 5/21/2018	9,440,000	9,423,721
2014-1 A3 — 1.32% 6/20/2018	13,698,000	13,687,374

See notes to financial statements.

	Principal Amount	Fair Value
2015-2 A3 — 1.73% 9/20/2019	$35,877,000	$35,664,823
2014-3 A4 — 1.83% 4/22/2019	9,382,000	9,365,642
2014-1 B — 2.22% 1/22/2019	8,337,000	8,358,807
2013-4 C — 2.67% 2/20/2019	3,845,000	3,878,505
CarMax Auto Owner Trust 2012-2 B — 1.73% 2/15/2018	11,980,000	12,017,644
Chesapeake Funding LLC 2014-1A A — 0.689% 3/7/2026**@	31,704,188	31,662,180
Credit Acceptance Auto Loan Trust
2014-1A A — 1.55% 10/15/2021**	7,675,000	7,639,322
2014-2A A — 1.88% 3/15/2022**	22,476,000	22,341,454
2015-1A A — 2.00% 7/15/2022**	1,355,000	1,344,141
2014-1A B — 2.29% 4/15/2022**	12,076,000	12,011,921
2015-1A B — 2.61% 1/17/2023**	3,160,000	3,150,349
2014-2A B — 2.67% 9/15/2022**	11,719,000	11,721,760
2015-2A B — 3.04% 8/15/2023**	25,000,000	24,861,970
2015-2A C — 3.76% 2/15/2024**	550,000	546,944
DT Auto Owner Trust
2014-2A B — 1.34% 4/16/2018**	4,629,399	4,629,367
2014-1A B — 1.43% 3/15/2018**	359,070	359,077
2015-1A B — 1.88% 4/15/2019**	5,203,000	5,203,123
2015-2A B — 1.88% 5/15/2019**	29,672,000	29,567,273
2015-3A B — 2.46% 11/15/2019**	27,649,000	27,480,750
Enterprise Fleet Financing LLC
2014-1 A2 — 0.87% 9/20/2019**	21,815,090	21,770,611
2014-2 A2 — 1.05% 3/20/2020**	34,369,627	34,224,041
2013-2 A3 — 1.51% 3/20/2019**	20,000,000	19,964,886
2015-2 A2 — 1.59% 2/22/2021**	60,000,000	59,949,864
Exeter Automobile Receivables Trust
2014-2A A — 1.06% 8/15/2018**	2,322,382	2,321,903
2014-1A A — 1.29% 5/15/2018**	5,329,460	5,330,874
First Investors Auto Owner Trust
2014-1A A2 — 0.80% 2/15/2018**	39,682	39,681
2014-2A A2 — 0.86% 8/15/2018**	7,180,911	7,175,851
2015-1A A2 — 1.21% 4/15/2019**	8,848,373	8,843,323
2014-1A A3 — 1.49% 1/15/2020**	9,500,000	9,509,456
2015-2A A2 — 2.28% 9/15/2021**	13,046,000	13,010,169
2015-2A B — 2.75% 9/15/2021**	4,443,000	4,432,454
Ford Credit Auto Lease Trust 2014-A B — 1.16% 8/15/2017	11,829,000	11,802,310
Ford Credit Auto Owner Trust
2012-C B — 1.27% 12/15/2017	4,442,000	4,445,668
2013-A C — 1.36% 10/15/2018	5,700,000	5,678,867
Honda Auto Receivables Owner Trust 2015-2 A3 — 1.04% 2/21/2019	36,050,000	35,862,879
Hyundai Auto Lease Securitization Trust 2014-B A4 — 1.26% 9/17/2018**	3,126,000	3,123,905
Porsche Innovative Lease Owner Trust 2014-1 A4 — 1.26% 9/21/2020**	15,253,000	15,236,638
Prestige Auto Receivables Trust
2014-1A A2 — 0.97% 3/15/2018**	3,663,264	3,661,095
2013-1A A3 — 1.33% 5/15/2019**	3,308,350	3,308,289
2014-1A A3 — 1.52% 4/15/2020**	18,425,000	18,357,179
2015-1 A3 — 1.53% 2/15/2021**	17,143,000	17,027,789
2015-1 B — 2.04% 4/15/2021**	10,395,000	10,280,952
2012-1A B — 2.49% 4/16/2018**	3,285,253	3,289,359
Santander Drive Auto Receivable Trust 2015-5 B — 1.96% 5/15/2020	39,190,000	38,847,816
Santander Drive Auto Receivables Trust

See notes to financial statements.

	Principal Amount	Fair Value
2013-1 B — 1.16% 1/15/2019	$911,335	$911,337
2015-2 A3 — 1.22% 4/15/2019	53,386,000	53,172,963
2015-1 A3 — 1.27% 2/15/2019	7,761,000	7,747,507
2013-2 B — 1.33% 3/15/2018	3,015,040	3,015,452
2014-3 B — 1.45% 5/15/2019	953,000	951,051
2015-3 A3 — 1.49% 6/17/2019	22,275,000	22,260,174
2013-5 B — 1.55% 10/15/2018	16,380,534	16,394,520
2015-4 A3 — 1.58% 9/16/2019	30,414,000	30,228,006
2014-1 B — 1.59% 10/15/2018	15,145,000	15,156,375
2014-2 B — 1.62% 2/15/2019	17,157,000	17,159,373
2014-5 B — 1.76% 9/16/2019	9,233,000	9,208,441
2013-3 C — 1.81% 4/15/2019	28,909,000	28,933,576
2014-4 B — 1.82% 5/15/2019	8,000,000	7,992,797
2015-2 B — 1.83% 1/15/2020	3,322,000	3,305,972
2013-2 C — 1.95% 3/15/2019	3,210,000	3,219,116
2015-1 B — 1.97% 11/15/2019	22,904,000	22,854,559
2015-3 B — 2.07% 4/15/2020	26,274,000	26,174,482
2013-4 B — 2.16% 1/15/2020	9,444,767	9,462,021
2014-2 C — 2.33% 11/15/2019	7,874,000	7,902,800
2013-4 C — 3.25% 1/15/2020	1,464,000	1,481,536
2012-5 D — 3.30% 9/17/2018	4,680,000	4,740,908
2012-3 D — 3.64% 5/15/2018	37,461,000	37,995,246
2012-2 D — 3.87% 2/15/2018	10,103,000	10,206,015
Westlake Automobile Receivables Trust
2014-1A A2 — 0.70% 5/15/2017**	15,131	15,131
2015-1A A2 — 1.17% 3/15/2018**	14,021,273	13,985,166
2014-1A B — 1.24% 11/15/2019**	8,850,000	8,843,434
2015-1A B — 1.68% 11/16/2020**	18,501,000	18,378,351
2014-1A C — 1.70% 11/15/2019**	500,000	497,639
2015-2A B — 1.83% 1/15/2021**	15,900,000	15,789,408
2015-3A B — 2.21% 5/17/2021**	23,804,000	23,672,478
2015-1A C — 2.29% 11/16/2020**	550,000	543,618
2015-2A C — 2.45% 1/15/2021**	550,000	548,406
2015-3A C — 3.05% 5/17/2021**	550,000	546,311
Wheels SPV 2 LLC
2014-1A A2 — 0.84% 3/20/2023**	11,825,353	11,810,144
2015-1A A2 — 1.27% 4/22/2024**	18,109,000	18,102,137
World Omni Automobile Lease Securitization Trust
2015-A A4 — 1.73% 12/15/2020	15,000,000	14,996,521
2015-A B — 1.94% 12/15/2020	12,350,000	12,319,165
		$1,390,423,234
Other — 19.7%
Bayview Opportunity Master Fund IIa Trust PL 2014-20NP A — 3.721% 8/28/2044**@@	$128,675	$129,189
Beacon Container Finance LLC 2012-1A A — 3.72% 9/20/2027**	422,349	425,945
Cabela’s Credit Card Master Note Trust
2012-2A A1 — 1.45% 6/15/2020**	54,446,000	54,326,447
2012-1A A1 — 1.63% 2/18/2020**	11,386,000	11,417,319
2011-4A A1 — 1.90% 10/15/2019**	31,487,000	31,641,903
Capital One Multi-Asset Execution Trust 2014-A2 A2 — 1.26% 1/15/2020	56,017,000	55,987,322
CCG Receivables Trust

See notes to financial statements.

	Principal Amount	Fair Value
2014-1 A2 — 1.06% 11/15/2021**	$11,125,192	$11,102,660
2015-1 A2 — 1.46% 11/14/2018**	26,342,000	26,256,752
Cerberus Onshore II CLO-2 LLC
2014-1A A — 2.221% 10/15/2023**@	8,097,186	8,080,117
2014-1A B — 2.975% 10/15/2023**@	6,612,000	6,566,628
GE Capital Credit Card Master Note Trust — 1.331% 3/15/2020@	15,486,918	15,528,971
Golden Credit Card Trust 2012-2A A1 — 1.77% 1/15/2019**	31,192,000	31,326,204
HFG Healthco-4 LLC 2011-1A A — 2.519% 6/2/2017**@	17,140,000	17,199,016
John Deere Owner Trust 2013-B A4 — 1.39% 12/16/2019	13,312,000	13,327,252
Kubota Credit Owner Trust 2014-1A A2 — 0.58% 2/15/2017**	1,148,389	1,147,657
MMAF Equipment Finance LLC
2015-AA A2 — 0.96% 9/18/2017**	25,924,000	25,897,882
2013-AA A3 — 1.03% 12/11/2017**	16,155,094	16,138,333
2012-AA A4 — 1.35% 10/10/2018**	1,798,544	1,796,449
Nationstar HECM Loan Trust A
2015-2A A — 3.00% 11/25/2025**††	7,203,219	7,185,211
2014-1A A — 4.50% 11/25/2017**	19,794,288	19,781,916
Normandy Mortgage Loan Co. LLC 2013-NPL3 A — 4.949% 9/16/2043**@@	3,752,998	3,751,108
NRZ Advance Receivables Trust Advance Receivables Backed
2015-T1 — 2.315% 8/15/2046**	44,316,000	44,302,151
2015-T3 AT3 — 2.54% 11/15/2046**††	56,112,000	56,032,153
Ocwen Master Advance Receivables Trust 2015-T2 AT2 — 2.532% 11/15/2046**††	21,710,000	21,682,862
PFS Financing Corporation
2014-AA A — 0.931% 2/15/2019**@	33,029,000	32,932,853
2014-BA A — 0.931% 10/15/2019**@	33,006,000	32,561,208
2015-AA A — 0.951% 4/15/2020**@	29,100,000	28,696,342
2015-AA B — 1.231% 4/15/2020**@	500,000	498,693
Progreso Receivables Funding II LLC 2014-A A — 3.50% 7/8/2019**	9,735,000	9,744,229
RMAT 2015 PR1 LLC — 4.826% 6/25/2035**@@	35,414,737	34,944,816
Stanwich Mortgage Loan Co. LLC 2013-NPL2 A — 3.228% 4/16/2059**	7,710,637	7,670,749
Stanwich Mortgage Loan Trust Series
2009-2 A — 0.00% 2/15/2049**††@	133,503	59,703
2010-4 A — 0.00% 8/31/2049**††@	1,169,304	590,499
2011-1 A — 0.604% 8/15/2050**††@	1,954,159	1,030,680
2010-1 A — 1.523% 9/30/2047**††@	301,917	152,710
2010-2 A — 3.114% 2/28/2057**††@	1,861,471	938,553
2011-2 A — 5.502% 9/15/2050**††@	1,336,077	715,074
2010-3 A — 44.632% 7/31/2038**††@	1,183,858	592,284
STORE Master Funding LLC 2012-1A A — 5.77% 8/20/2042**	476,033	498,730
Sunset Mortgage Loan Co. LLC
2014-NPL1 A — 3.228% 8/16/2044**@@	19,449,155	19,386,338
2014-NPL2 A — 3.721% 11/16/2044**@@	31,116,605	31,054,260
2015-NPL1 A — 4.459% 9/16/2045**@@	32,968,744	32,971,497
Synchrony Credit Card Master Note Trust 2012-6 A — 1.36% 8/17/2020	57,633,000	57,293,288
Truman Capital Mortgage Loan Trust
2014-NPL3 A1 — 3.125% 4/25/2053**@@	1,604,293	1,600,554
2014-NPL2 A1 — 3.125% 6/25/2054**@@	214,734	214,279
VOLT XL LLC 2015-NP14 A1 — 4.375% 11/27/2045**@@	38,745,000	38,715,379
VOLT XXV LLC 2015-NPL8 A1 — 3.50% 6/26/2045**@@	35,329,231	34,872,032
VOLT XXVII LLC 2014-NPL7 A1 — 3.375% 8/27/2057**@@	41,748,805	41,579,234
VOLT XXXIII LLC 2015-NPL5 A1 — 3.50% 3/25/2055**@@	48,726,532	48,168,823
VOLT XXXIV LLC 2015-NPL7 A1 — 3.25% 2/25/2055**@@	31,132,164	30,708,754

See notes to financial statements.

	Principal Amount	Fair Value
VOLT XXXIX LLC 2015-NP13 A1 — 4.125% 10/25/2045**@@	$497,164	$494,476
VOLT XXXV LLC 2015-NPL9 A1 — 3.50% 6/26/2045**@@	30,524,597	30,123,382
VOLT XXXVI LLC 2015-NP10 A1 — 3.625% 7/25/2045**@@	24,913,676	24,622,161
VOLT XXXVIII LLC 2015-NP12 A1 — 3.875% 9/25/2045**@@	27,919,798	27,677,331
Volvo Financial Equipment LLC Series 2013-1A B — 1.24% 8/15/2019**	1,500,000	1,494,184
		$1,053,634,542

TOTAL ASSET-BACKED SECURITIES (Cost $2,456,669,064)		$2,444,057,776

Corporate Bonds & Notes — 7.5%
Basic Materials — 1.0%
Thompson Creek Metals Co., Inc. — 9.75% 12/1/2017	$58,828,000	$50,886,220

Communications — 1.0%
Unison Ground Lease Funding LLC
— 9.522% 4/15/2040**	$19,600,000	$21,902,020
— 5.78% 3/15/2043**††	10,932,000	10,683,844
— 6.268% 3/15/2043**	3,768,000	3,724,178
WCP ISSUER LLC — 6.657% 8/15/2043**††	15,711,000	16,081,724
		$52,391,766
Consumer, Cyclical — 2.0%
US Airways 1998-1B Pass Through Trust — 7.35% 7/30/2019	$5,975,834	$5,490,297
US Airways 1998-1C Pass Through Trust — 6.82% 1/30/2019	12,979,941	10,375,905
US Airways 1999-1C Pass Through Trust — 7.96% 7/20/2019	12,567,655	9,810,563
Continental Airlines 2000-1 Class B Pass Through Trust — 8.388% 5/1/2022	1,227,496	1,251,284
Northwest Airlines 1999-2 Class C Pass Through Trust — 8.304% 9/1/2010††	25,120,314	16,767,810
Northwest Airlines 2000-1 Class G Pass Through Trust — 7.15% 4/1/2021	10,965,447	11,506,921
Algeco Scotsman Global Finance plc — 8.50% 10/15/2018**	60,246,000	50,606,640
		$105,809,420
Consumer, Non-cyclical — 0.2%
InSite Issuer LLC — 8.595% 8/15/2043**††	$12,001,000	$12,383,832

Diversified — 0.7%
Boart Longyear Management Pty Ltd. — 10.00% 10/1/2018**	$51,802,000	$38,074,470

Energy — 0.6%
Atwood Oceanics, Inc. — 6.50% 2/1/2020	$63,487,000	$34,441,697

Financial — 0.3%
N671US Trust — 7.50% 9/15/2020**††	$13,212,400	$13,773,927

Industrial — 1.7%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu — 7.875% 8/15/2019	$71,822,000	$74,694,880

Air 2 US
— 8.027% 10/1/2020**	5,979,740	6,136,709
— 10.127% 10/1/2020**††	39,258,228	10,207,139
		$91,038,728

TOTAL CORPORATE BONDS & NOTES (Cost $471,113,116)		$398,800,060

See notes to financial statements.

	Principal Amount	Fair Value

Corporate Bank Debt — 2.8%
La Frontera Generation Term Loan B — 4.50% 9/30/2020**@	$26,719,275	$25,261,471
OCI Beaumont LLC Term Loan B — 6.50% 8/20/2019**@	38,083,927	38,556,549
OSG International, Inc. — 5.75% 8/5/2019**@	43,967,519	42,783,034
WireCo WorldGroup, Inc. — 6.50% 2/15/2017**@	45,071,856	43,631,360

TOTAL CORPORATE BANK DEBT (Cost $154,250,849)		$150,232,414

Municipals — 1.7%
Panhandle-Plains Student Finance Corporation Rev., (STUDENT LN REV NT SR 2001A-2 A), — 1.922% 12/1/2031††@	$7,800,000	$7,751,250
Puerto Rico Commonwealth Aqueduct and Sewer Authority Senior Lien — 8.75% 2/29/2016**††	59,836,000	59,836,000
Wayne County GO, (TXBL), — 5.75% 12/1/2017††	20,950,000	21,185,688

TOTAL MUNICIPALS (Cost $88,380,761)		$88,772,938

U.S. Treasuries — 3.7%
U.S. Treasury Notes
— 0.329% 4/30/2016@	$80,000,000	$80,003,448
— 1.00% 12/15/2017	70,843,000	70,754,907
— 1.875% 10/31/2017	49,075,000	49,792,913

TOTAL U.S. TREASURIES (Cost $200,901,065)		$200,551,268

TOTAL BONDS & DEBENTURES (Cost $5,344,816,886)		$5,048,300,223

TOTAL INVESTMENT SECURITIES — 94.4% (Cost $5,344,816,886)		$5,048,300,223

Short-Term Investments — 5.5%
Chevron Corporation — 0.00% 1/5/2016	$100,000,000	$99,994,810
Exxon Mobil Corporation
— 0.00% 2/18/2016	85,000,000	84,951,728
— 0.00% 2/1/2016	15,000,000	14,994,840
— 0.31% 1/21/2016	20,000,000	19,996,556

Federal Home Loan Bank
— 0.264% 2/22/2016@@@	40,000,000	39,984,979
— 0.264% 2/23/2016@@@	15,000,000	14,994,258

State Street Bank Repurchase Agreement — 0.03% 1/4/2016 (Dated 12/31/2015, repurchase price of $21,411,071, collateralized by $21,785,000 principal amount U.S. Treasury Note - 2.250% 2024, fair value $21,839,463)	21,411,000	21,411,000
TOTAL SHORT-TERM INVESTMENTS (Cost $296,294,579)		$296,328,171

See notes to financial statements.

TOTAL INVESTMENTS — 99.9% (Cost $5,641,111,465)	$5,344,628,394
Other Assets and Liabilities, net — 0.1%	3,994,786
NET ASSETS — 100.0% — NOTE 2	$5,348,623,180

@Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2015.

**Restricted securities. These restricted securities constituted 43.38% of total net assets at December 31, 2015, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund’s Board of Directors.

††These securities have been valued in good faith under policies adopted by authority of the Board of Director in accordance with the Fund’s fair value procedures. These securities constituted 5.28% of total net assets at December 31, 2015.

@@@Zero coupon bond. Coupon amount represents effective yield to maturity.

@@Step Coupon - Coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2015.

See notes to financial statements.

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS — RESTRICTED SECURITIES

December 31, 2015

(Unaudited)

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
A10 Term Asset Financing LLC 2013-2 A	10/30/2013	$7,365,421	$7,367,110	0.14%
ARI Fleet Lease Trust 2015-A A2	4/15/2015, 7/20/2015	20,017,789	19,920,573	0.37%
Air 2 US	7/24/2014, 8/22/2014, 2/12/2015	9,393,665	10,207,139	0.19%
Air 2 US	7/1/2014, 10/27/2014	6,514,296	6,136,709	0.12%
Algeco Scotsman Global Finance plc	9/4/2014, 9/9/2014, 9/15/2014, 9/22/2014, 9/26/2014, 9/29/2014, 10/2/2014, 10/14/2014, 10/15/2014, 11/13/2014, 11/19/2014, 11/20/2014, 11/21/2014, 12/1/2014, 12/3/2014, 12/8/2014, 12/10/2014, 4/29/2015, 7/31/2015, 8/12/2015	61,585,296	50,606,640	0.95%
BCAP LLC Trust 2010-RR8 2A6	12/08/2015	7,119,725	7,130,681	0.13%
Banc of America Large Loan Ball 2009 FDG C	3/31/2015	23,888,137	22,844,594	0.43%
Bayview Opportunity Master Fund IIa Trust PL 2014-20NP A	8/19/2014	128,676	129,189	0.00%
Beacon Container Finance LLC 2012-1A A	5/1/2014	431,059	425,945	0.01%
Boart Longyear Management Pty Ltd.	9/20/2013, 9/24/2014, 10/6/2014, 10/24/2014, 11/13/2014, 11/21/2014, 12/5/2014, 12/10/2014, 2/20/2015, 3/2/2015	53,424,792	38,074,470	0.71%
CCG Receivables Trust 2015-1 A2	9/9/2015	26,339,569	26,256,752	0.49%
CCG Receivables Trust 2014-1 A2	5/6/2014, 3/31/15, 4/1/2015, 6/16/2015, 8/12/2015	11,110,544	11,102,660	0.21%
COMM Mortgage Trust 2012-9W57 A	5/7/2015	54,579,171	53,880,371	1.01%
COMM Mortgage Trust 2001-J2A D	5/4/2015	6,795,997	6,625,633	0.12%
COMM Mortgage Trust 2001-J2A C	5/4/2015	3,187,152	3,113,956	0.06%
Cabela’s Credit Card Master Note Trust 2012-2A A1	3/11/2015, 4/15/2015, 6/19/2015, 11/17/2015	54,664,760	54,326,447	1.02%
Cabela’s Credit Card Master Note Trust 2011-4A A1	3/11/2015, 3/30/2015	31,899,309	31,641,903	0.59%

See notes to financial statements.

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
Cabela’s Credit Card Master Note Trust 2012-1A A1	3/19/2015, 5/19/2015	11,486,566	11,417,319	0.21%
Cerberus Onshore II CLO-2 LLC 2014-1A A	11/20/2014, 2/12/2015	8,097,381	8,080,117	0.15%
Cerberus Onshore II CLO-2 LLC 2014-1A B	11/20/2014	6,556,309	6,566,628	0.12%
Chesapeake Funding LLC 2014-1A A	3/4/2014, 10/22/2015	31,675,181	31,662,180	0.59%
Citigroup Mortgage Loan Trust 2014-A A	2/24/2014, 7/28/2015	20,703,120	20,505,724	0.38%
Credit Acceptance Auto Loan Trust 2015-2A B	8/12/2015	24,997,237	24,861,970	0.47%
Credit Acceptance Auto Loan Trust 2014-2A A	3/2/2015, 7/29/2015, 8/6/2015	22,496,059	22,341,454	0.42%
Credit Acceptance Auto Loan Trust 2014-1A B	6/16/2015	12,061,377	12,011,921	0.23%
Credit Acceptance Auto Loan Trust 2014-2A B	9/18/2014, 7/30/2015	11,734,780	11,721,760	0.22%
Credit Acceptance Auto Loan Trust 2014-1A A	8/6/2015, 8/12/2015, 10/23/2015	7,650,513	7,639,322	0.14%
Credit Acceptance Auto Loan Trust 2015-1A B	7/31/2015	3,161,481	3,150,349	0.06%
Credit Acceptance Auto Loan Trust 2015-1A A	10/23/2015	1,359,200	1,344,141	0.03%
Credit Acceptance Auto Loan Trust 2015-2A C	8/12/2015	549,993	546,944	0.01%
DT Auto Owner Trust 2015-2A B	6/10/2015	29,669,140	29,567,273	0.55%
DT Auto Owner Trust 2015-3A B	10/07/2015	27,644,778	27,480,750	0.51%
DT Auto Owner Trust 2015-1A B	5/13/2015, 7/22/2015	5,223,372	5,203,123	0.10%
DT Auto Owner Trust 2014-2A B	4/9/2014, 6/11/2015	4,628,862	4,629,367	0.09%
DT Auto Owner Trust 2014-1A B	1/14/2014	359,010	359,077	0.01%
Del Coronado Trust 2013-DEL MZ 2013-HDMZ M	4/1/2013, 11/13/2013, 2/12/2015	9,516,720	9,471,303	0.18%
Enterprise Fleet Financing LLC 2015-2 A2	7/22/2015	59,995,056	59,949,864	1.12%
Enterprise Fleet Financing LLC 2014-2 A2	8/26/2014, 3/25/2015, 4/28/2015, 5/28/2015	34,359,785	34,224,041	0.64%
Enterprise Fleet Financing LLC 2014-1 A2	5/7/2015	21,796,343	21,770,611	0.41%
Enterprise Fleet Financing LLC 2013-2 A3	8/4/2015	19,973,437	19,964,886	0.37%
Exeter Automobile Receivables Trust 2014-1A A	1/29/2014, 5/2/2014	5,329,801	5,330,874	0.10%
Exeter Automobile Receivables Trust 2014-2A A	5/20/2014	2,322,290	2,321,903	0.04%
First Investors Auto Owner Trust 2015-2A A2	8/18/2015	13,043,361	13,010,169	0.24%
First Investors Auto Owner Trust 2014-1A A3	4/3/2014	9,497,992	9,509,456	0.18%
First Investors Auto Owner Trust 2015-1A A2	4/16/2015	8,848,186	8,843,323	0.17%
First Investors Auto Owner Trust 2014-2A A2	8/6/2014	7,180,464	7,175,851	0.13%
First Investors Auto Owner Trust 2015-2A B	8/18/2015	4,442,566	4,432,454	0.08%

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
First Investors Auto Owner Trust 2014-1A A2	8/28/2014	39,685	39,681	0.00%
Golden Credit Card Trust 2012-2A A1	4/23/2015, 5/4/2015	31,561,674	31,326,204	0.59%
HFG Healthco-4 LLC 2011-1A A	5/26/2011, 9/22/2011, 2/18/2015	17,174,176	17,199,016	0.32%
Hyundai Auto Lease Securitization Trust 2014-B A4	4/20/2015	3,137,845	3,123,905	0.06%
InSite Issuer LLC	8/19/2013, 2/12/2015, 10/20/2015	12,026,167	12,383,832	0.23%
JP Morgan Chase Commercial Mortgage Securities Trust T 2013-WT A	11/16/2015, 11/18/2015	17,880,525	17,813,632	0.33%
Kubota Credit Owner Trust 2014-1A A2	4/15/2014	1,148,286	1,147,657	0.02%
La Frontera Generation Term Loan B	5/9/2013, 5/15/2013, 5/22/2013, 5/23/2013, 10/2/2013, 10/3/2013, 1/3/2014, 3/4/2014, 7/9/2014, 9/9/2014, 10/2/2014, 1/7/2015, 2/17/2015, 4/2/2015, 6/30/2015, 9/1/2015	26,678,431	25,261,471	0.47%
MMAF Equipment Finance LLC 2015-AA A2	5/5/2015	25,921,781	25,897,882	0.48%
MMAF Equipment Finance LLC 2013-AA A3	3/26/2015, 5/1/2015, 6/5/2015	16,172,984	16,138,333	0.30%
MMAF Equipment Finance LLC 2012-AA A4	6/5/2015	1,802,338	1,796,449	0.03%
Monty Parent Issuer 1 LLC 2013-LTR1 B	11/14/2013, 1/27/2015, 2/12/2015	2,447,665	2,454,597	0.05%
N671US Trust	8/16/2012	13,212,400	13,773,927	0.26%
NRZ Advance Receivables Trust Advance Receivables Backed 2015-T3 AT3	11/20/2015	56,111,966	56,032,153	1.05%
NRZ Advance Receivables Trust Advance Receivables Backed 2015-T1	8/25/2015	44,315,973	44,302,151	0.83%
Nationstar HECM Loan Trust A 2014-1A A	12/9/2014, 2/12/2015	19,794,169	19,781,916	0.37%
Nationstar HECM Loan Trust A 2015-2A A	11/19/2015	7,203,212	7,185,211	0.13%
Normandy Mortgage Loan Co. LLC 2013-NPL3 A	8/28/2013, 2/12/2015	3,752,799	3,751,108	0.07%

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
OCI Beaumont LLC Term Loan B	3/26/2014, 4/2/2014, 4/9/2014, 6/5/2014, 9/7/2014, 10/3/2014, 10/30/2014, 11/1/2014, 1/17/2015, 2/17/2015, 4/2/2015, 6/16/2015, 6/30/2015, 8/18/2015, 8/21/2015, 8/27/2015, 8/28/2015, 9/30/2015	38,455,744	38,556,549	0.72%
OSG International, Inc.	7/7/2014, 7/8/2014, 7/25/2014, 8/15/2014, 9/24/2014, 10/2/2014, 10/24/2014, 11/3/2014, 6/16/2015, 6/18/2015, 8/18/2015, 8/20/2015, 8/25/2015, 8/26/2015	44,022,137	42,783,034	0.80%
Ocwen Master Advance Receivables Trust 2015-T2 AT2	11/06/2015	21,709,865	21,682,862	0.41%
Ores NPL LLC 2014-LV3 B	3/21/2014, 2/12/2015	49,839,848	49,977,695	0.93%
PFS Financing Corporation 2014-AA A	2/4/2014, 4/24/2015, 7/28/2015, 10/27/2015	33,009,656	32,932,853	0.62%
PFS Financing Corporation 2014-BA A	2/18/2015, 6/15/2015, 10/23/2015, 11/17/2015	32,851,020	32,561,208	0.61%
PFS Financing Corporation 2015-AA A	4/8/2015, 7/30/2015	29,095,963	28,696,342	0.54%
PFS Financing Corporation 2015-AA B	4/8/2015	500,000	498,693	0.01%
Porsche Innovative Lease Owner Trust 2014-1 A4	3/2/2015	15,257,171	15,236,638	0.29%
Prestige Auto Receivables Trust 2014-1A A3	3/18/2014, 11/05/2015	18,422,732	18,357,179	0.34%
Prestige Auto Receivables Trust 2015-1 A3	3/18/2015, 5/29/2015	17,143,354	17,027,789	0.32%
Prestige Auto Receivables Trust 2015-1 B	3/18/2015	10,394,352	10,280,952	0.19%
Prestige Auto Receivables Trust 2014-1A A2	3/18/2014	3,662,828	3,661,095	0.07%
Prestige Auto Receivables Trust 2013-1A A3	9/12/2014	3,321,661	3,308,289	0.06%
Prestige Auto Receivables Trust 2012-1A B	7/17/2014	3,348,905	3,289,359	0.06%

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
Progreso Receivables Funding II LLC 2014-A A	6/18/2014, 2/12/2015	9,735,092	9,744,229	0.18%
Puerto Rico Commonwealth Aqueduct and Sewer Authority Senior Lien	9/18/2015, 11/30/2015, 12/17/2015	59,836,000	59,836,000	1.12%
RMAT 2015 PR1 LLC	6/23/2015	35,414,737	34,944,816	0.65%
Rialto Capital Management LLC 2015-LT7 B	6/15/2015	17,715,947	17,450,260	0.33%
Rialto Capital Management LLC 2014-LT6 B	9/17/2014, 2/12/2015	10,041,313	10,038,100	0.19%
Rialto Capital Management LLC 2014-LT5 B	11/20/2014	7,430,530	7,374,940	0.14%
RiverView HECM Trust 2007-1 A	1/9/2013, 2/12/2015	28,023,790	26,294,949	0.49%
STORE Master Funding LLC 2012-1A A	8/31/2012	474,527	498,730	0.01%
Stanwich Mortgage Loan Co. LLC 2013-NPL2 A	5/31/2013, 2/12/2015	7,710,592	7,670,749	0.14%
Stanwich Mortgage Loan Trust Series 2011-1 A	5/10/2011, 9/22/2011	1,030,681	1,030,680	0.02%
Stanwich Mortgage Loan Trust Series 2010-2 A	5/21/2010, 9/22/2011	976,398	938,553	0.02%
Stanwich Mortgage Loan Trust Series 2011-2 A	6/10/2011, 9/22/2011	715,074	715,074	0.01%
Stanwich Mortgage Loan Trust Series 2010-3 A	6/2/2010, 9/22/2011	568,381	592,284	0.01%
Stanwich Mortgage Loan Trust Series 2010-4 A	8/4/2010, 9/22/2011	544,484	590,499	0.01%
Stanwich Mortgage Loan Trust Series 2010-1 A	4/22/2010, 9/22/2011	156,982	152,710	0.00%
Stanwich Mortgage Loan Trust Series 2009-2 A	9/22/2011, 7/1/2013	59,259	59,703	0.00%
Sunset Mortgage Loan Co. LLC 2015-NPL1 A	10/02/2015	32,968,744	32,971,497	0.62%
Sunset Mortgage Loan Co. LLC 2014-NPL2 A	11/25/2014	31,116,605	31,054,260	0.58%
Sunset Mortgage Loan Co. LLC 2014-NPL1 A	8/21/2014, 2/12/2015	19,389,218	19,386,338	0.36%
Towd Point Mortgage Trust 2015-1 AES	11/04/2015, 12/09/2015	39,816,356	39,692,927	0.74%
Towd Point Mortgage Trust 2015-4 A1	9/25/2015	33,852,694	33,659,260	0.63%
Towd Point Mortgage Trust 2015-1 2015-2 1A1	5/28/2015	51,824,998	51,545,402	0.96%
Towd Point Mortgage Trust 2015-1 2015-2 2A1	6/10/2015	45,671,335	45,636,213	0.85%
Truman Capital Mortgage Loan Trust 2014-NPL3 A1	9/9/2014, 2/12/2015	1,602,139	1,600,554	0.03%
Truman Capital Mortgage Loan Trust 2014-NPL2 A1	9/9/2014, 2/12/2015	214,422	214,279	0.00%
Unison Ground Lease Funding LLC	12/13/2012, 2/12/2015	23,947,430	21,902,020	0.41%
Unison Ground Lease Funding LLC	3/12/2013, 7/16/2013, 2/12/2015	10,796,760	10,683,844	0.20%
Unison Ground Lease Funding LLC	3/12/2013, 2/12/2015	3,766,986	3,724,178	0.07%

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
VFC LLC 2014-2 B	7/9/2014	6,178,828	6,187,468	0.12%
VOLT XL LLC 2015-NP14 A1	12/08/2015	38,715,550	38,715,379	0.72%
VOLT XXV LLC 2015-NPL8 A1	6/17/2015	35,290,175	34,872,032	0.65%
VOLT XXVII LLC 2014-NPL7 A1	10/24/2014	41,695,960	41,579,234	0.78%
VOLT XXXIII LLC 2015-NPL5 A1	3/13/2015	48,677,411	48,168,823	0.90%
VOLT XXXIV LLC 2015-NPL7 A1	4/24/2015	31,099,596	30,708,754	0.57%
VOLT XXXIX LLC 2015-NP13 A1	10/22/2015	496,704	494,476	0.01%
VOLT XXXV LLC 2015-NPL9 A1	6/26/2015	30,495,464	30,123,382	0.56%
VOLT XXXVI LLC 2015-NP10 A1	7/10/2015	24,888,119	24,622,161	0.46%
VOLT XXXVIII LLC 2015-NP12 A1	9/11/2015	27,896,452	27,677,331	0.52%
Volvo Financial Equipment LLC Series 2013-1A B	6/11/2015	1,493,613	1,494,184	0.03%
WCP ISSUER LLC	8/1/2013, 2/12/2015	15,736,076	16,081,724	0.30%
Westlake Automobile Receivables Trust 2015-3A B	10/09/2015	23,800,322	23,672,478	0.44%
Westlake Automobile Receivables Trust 2015-1A B	3/4/2015, 5/29/2015	18,513,955	18,378,351	0.34%
Westlake Automobile Receivables Trust 2015-2A B	6/18/2015	15,898,323	15,789,408	0.30%
Westlake Automobile Receivables Trust 2015-1A A2	3/4/2015, 4/27/2015	14,024,822	13,985,166	0.26%
Westlake Automobile Receivables Trust 2014-1A B	5/20/2014	8,851,569	8,843,434	0.17%
Westlake Automobile Receivables Trust 2015-2A C	6/18/2015	549,972	548,406	0.01%
Westlake Automobile Receivables Trust 2015-3A C	10/09/2015	549,913	546,311	0.01%
Westlake Automobile Receivables Trust 2015-1A C	3/4/2015	549,903	543,618	0.01%
Westlake Automobile Receivables Trust 2014-1A C	5/20/2014	499,930	497,639	0.01%
Westlake Automobile Receivables Trust 2014-1A A2	5/20/2014	15,130	15,131	0.00%
Wheels SPV 2 LLC 2015-1A A2	6/2/2015, 6/10/2015	18,106,840	18,102,137	0.34%
Wheels SPV 2 LLC 2014-1A A2	5/13/2014, 2/18/2015, 3/27/2015, 5/18/2015	11,819,576	11,810,144	0.22%
WireCo WorldGroup, Inc.	8/17/2015, 8/19/2015, 8/25/2015, 9/15/2015, 9/24/2015, 9/30/2015, 10/13/2015, 10/21/2015, 11/2/2015	45,094,537	43,631,360	0.82%
TOTAL RESTRICTED SECURITIES		$2,362,563,244	$2,320,236,167	43.38%

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities.  Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day.  If there have been no sales that day, equity securities are generally valued at the last available bid price.  Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price.  However, most fixed income securities are generally valued at prices obtained from pricing vendors and brokers.  Vendors value such securities based on one or more of the following inputs: transactions, bids, offers quotations from dealers and trading systems, spreads and other relationships observed in the markets among comparable securities, benchmarks, underlying equity of the issuer, and proprietary pricing models such as cash flows, financial or collateral performance and other reference data (includes prepayments, defaults, collateral, credit enhancements, and interest rate volatility).  Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value.  These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies.  Level 1 values are based on quoted market prices in active markets for identical assets.  Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility.  Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets.  These assumptions consider inputs such as proprietary pricing models, cash flows, prepayments, defaults, and collateral.  The valuation levels are not necessarily an indication of the risk associated with investing in those securities.  The following table presents the valuation levels of the Fund’s investments as of December 31, 2015:

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS

December 31, 2015

(Unaudited)

Investments	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Securities
Agency	$—	$17,902,251	$—	$17,902,251
Agency Stripped	—	636,293,067	—	636,293,067
Non-Agency	—	265,033,195	24,825,200	289,858,395
Residential Mortgage-Backed Securities
Agency Collateralized Mortgage Obligation	—	262,792,545	—	262,792,545
Agency Pool Adjustable Rate	—	1,974,175	—	1,974,175
Agency Pool Fixed Rate	—	270,132,995	—	270,132,995
Agency Stripped	—	58,285,401	—	58,285,401
Non-Agency Collateralized Mortgage Obligation	—	228,646,938	—	228,646,938
Asset-Backed Securities
Auto	—	1,390,423,234	—	1,390,423,234
Other	—	964,654,813	88,979,729	1,053,634,542
Corporate Bonds & Notes	—	318,901,784	79,898,276	398,800,060
Corporate Bank Debt	—	150,232,414	—	150,232,414
Municipals	—	—	88,772,938	88,772,938
U.S. Treasuries	—	200,551,268	—	200,551,268
Short-Term Investments	—	296,328,171	—	296,328,171
	$—	$5,062,152,251	$282,476,143	$5,344,628,394

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the period ended December 31, 2015:

Investment	Beginning Value at September 30, 2015	Net Realized and Unrealized Gains (Losses)*	Purchases	(Sales)	Gross Transfers In(Out)	Ending Value at December 31, 2015	Net Change in Unrealized Appreciation (Depreciation) related to Investments held at December 31, 2015
Commercial Mortgage-Backed Agency Stripped	$28,480,708	$(296,681)	$(14,337)	$—	$(28,169,690)	$—	$—
Commercial Mortgage-Backed Non-Agency	25,090,940	(265,740)	—	—	—	24,825,200	(265,740)
Residential Mortgage-Backed Non-agency Collateralized Mortgage Obligation	35,447,869	(223,083)	—	(1,565,526)	(33,659,260)	—	—
Other Asset- Backed Securities	45,977,996	73,864	85,449,823	(14,844,623)	(27,677,331)	88,979,729	(134,496)
Corporate Bonds & Notes	79,511,205	(151,281)	1,222,862	(684,510)	—	79,898,276	(151,281)
Municipals	74,909,012	381,926	18,602,000	(5,120,000)	—	88,772,938	353,427
	$289,417,730	$(480,995)	$105,260,348	$(22,214,659)	$(89,506,281)	$282,476,143	$(198,090)

*       Net realized and unrealized gains (losses) are included in the related amounts in the statement of operations.

Level 3 Valuation Process:  Investments classified within Level 3 of the fair value hierarchy are valued by the Adviser in good faith under procedures adopted by authority of the Fund’s Board of Directors. The Adviser employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any.  However, there are generally no observable trade activities in these securities.  The Adviser reports to the Board of Directors at their regularly scheduled quarterly meetings, or more often if warranted.  The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used.  When appropriate, the Adviser will recommend changes to the procedures and process employed.  The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment.

Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period.  There were no transfers between Level 1 and 2.  There were transfers of $89,506,281 out of Level 3 into Level 2 during the period ended December 31, 2015.  The transfers out are a result of our pricing vendor commencing coverage and pricing of the securities during the period and a change in observable inputs.

The following table summarizes the quantitative inputs and assumptions used for items categorized as items categorized as Level 3 of the fair value hierarchy as of December 31, 2015:

Financial Assets	Fair Value at December 31, 2015	Valuation Technique(s)	Unobservable Inputs	Price/Range

Commercial Mortgage-Backed Non-Agency	$24,825,200	Third-Party Broker Quote*	Quotes/Prices	$98.5- $99.5

Other Asset-Backed Securities	$4,079,503	Pricing Model**	Prices	$43.38 - $72.96 ($51.36)
			Discount	0%-18.9% (0.6%)
	$84,900,226	Third-Party Broker Quote*	Quotes/Prices	$99.75- $99.88

Corporate Bonds and Notes	$79,898,276	Third-Party Broker Quote*	Quotes/Prices	$26.00 - $104.25

Municipals	$88,772,938	Third-Party Broker Quote*	Quotes/Prices	$99.38 - $101.13

*The Third-Party Broker Quote technique involves obtaining an independent third-party broker quote for the security.

** The Pricing Model technique for Level 3 securities involves preparing a proprietary broker price opinion (BPO) model using valuation information provided by the loan servicer based on local market resources and sales trends published by the National Association of Realtors, and a broker, and then applying an appropriate discount to that valuation. The discount reflects market conditions such as lack of liquidity of the investment, the costs associated with foreclosure and liquidation, the historical performance of the loan pool and the characteristics of the remaining loans including whether or not the loans are performing.

NOTE 2 — Federal Income Tax

The cost of investment securities held at December 31, 2015 (excluding short-term investments), was $5,344,818,704 for federal income tax purposes.

Net unrealized depreciation consists of:

Gross unrealized appreciation:	$6,693,821
Gross unrealized depreciation:	(303,212,302)
Net unrealized depreciation:	$(296,518,481)

ITEM 2. CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d))under the 1940 Act that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)           The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA NEW INCOME, INC.

By:	/s/ J. Richard Atwood
J. Richard Atwood,
President (Principal Executive Officer)

Date: February 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Richard Atwood
J. Richard Atwood,
President (Principal Executive Officer)

Date: February 29, 2016

By:	/s/ E. Lake Setzler III
E. Lake Setzler III,
Treasurer (Principal Financial Officer)

Date: February 29, 2016